LEASE LIABILITIES - Disclosure for maturity of lease liability on contractual undiscounted cash flows (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis of operating lease payments [line items]
Contractual undiscounted cash flows	$ 1,162	$ 1,316
Less than one year [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Contractual undiscounted cash flows	263	238
One to five years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Contractual undiscounted cash flows	637	653
More than five years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Contractual undiscounted cash flows	$ 262	$ 425